Employment Expenses (Details) - Schedule of Employment Expenses - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Employment Expenses Abstract
Wages and salaries	$ 738,584	$ 640,821
Superannuation contribution - employees	79,373	58,919
Accrued leave expenses	20,588	38,266
Payroll tax expense	17,016	14,578
Long service leave expenses	20,018
Total employment expenses	$ 875,579	$ 752,584